UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Premium Dividend Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Premium Dividend Fund

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)

	Shares	Value
Preferred securities 98.3% (66.2% of Total investments)		$771,120,944
(Cost $737,273,176)
Consumer staples 2.6%		20,715,094
Food and staples retailing 2.6%
Ocean Spray Cranberries, Inc., 6.250% (A)	224,250	20,715,094
Energy 5.8%		45,730,910
Oil, gas and consumable fuels 5.8%
Kinder Morgan, Inc., 9.750% (B)(C)	1,033,000	45,730,910
Financials 49.4%		387,206,290
Banks 29.8%
Bank of America Corp., 6.375% (C)	980,000	25,352,600
Bank of America Corp., 6.625% (C)	360,000	9,288,000
Bank of America Corp., Depositary Shares, Series D, 6.204% (C)	630,000	16,304,400
Barclays Bank PLC, Series 5, 8.125%	360,000	9,709,200
BB&T Corp., 5.625% (C)	770,000	19,519,500
BB&T Corp. (Callable 11-1-17), 5.200% (C)	205,000	5,129,100
BB&T Corp. (Callable 6-1-18), 5.200% (C)	110,000	2,763,200
Citigroup, Inc. (6.875% to 11-15-23, then 3 month LIBOR + 4.130%) (C)	137,223	4,112,573
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (C)	240,650	7,156,931
Citigroup, Inc., Depositary Shares, Series AA, 8.125% (C)	338,830	9,385,591
JPMorgan Chase & Co., 5.450% (C)	490,000	12,504,800
JPMorgan Chase & Co., 5.500% (C)	200,000	5,028,000
JPMorgan Chase & Co., 6.100% (C)	650,000	17,394,000
JPMorgan Chase & Co., 6.300% (C)	245,000	6,588,050
JPMorgan Chase & Co., 6.700% (C)	35,000	940,100
Santander Holdings USA, Inc., Series C, 7.300%	500,000	13,125,000
The PNC Financial Services Group, Inc., 5.375% (C)	180,000	4,635,000
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR
+ 4.067%) (C)	311,600	9,058,212
U.S. Bancorp, 5.150% (C)	500,000	13,055,000
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%) (C)	351,000	10,473,840
Wells Fargo & Company, 6.000% (C)	205,000	5,407,900
Wells Fargo & Company, 8.000% (C)	1,017,000	26,380,980
Capital markets 16.4%
Deutsche Bank Contingent Capital Trust II, 6.550% (C)	241,725	6,205,081
Deutsche Bank Contingent Capital Trust III, 7.600% (C)	510,000	13,418,100
Morgan Stanley, 6.625% (C)	842,557	23,069,211
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (C)	249,227	7,180,230
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (C)	300,000	8,985,000
State Street Corp., 5.250% (C)	1,015,000	25,811,450
State Street Corp., 6.000% (C)	80,000	2,142,400
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%) (C)	25,000	713,750
The Bank of New York Mellon Corp., 5.200% (C)	442,000	11,138,400
The Goldman Sachs Group, Inc., 5.950% (C)	920,000	23,552,000
The Goldman Sachs Group, Inc., Series B, 6.200% (C)	250,000	6,547,500
Consumer finance 1.4%
Capital One Financial Corp., 6.000% (C)	136,000	3,444,880
Capital One Financial Corp., 6.200% (C)	80,000	2,128,000
Capital One Financial Corp., 6.250% (C)	87,047	2,302,393
Capital One Financial Corp., 6.700% (C)	112,650	3,097,875
Insurance 1.8%
Aegon NV, 6.500% (C)	75,000	1,968,750

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND 2

	Shares	Value
Financials (continued)
Insurance (continued)
Prudential Financial, Inc., 5.750% (C)	50,000	$1,306,500
Prudential PLC, 6.750% (C)	175,000	4,725,000
W.R. Berkley Corp., 5.625% (C)	240,351	6,157,793
Health care 3.9%		30,747,598
Pharmaceuticals 3.9%
Teva Pharmaceutical Industries, Ltd., 7.000% (C)	52,650	30,747,598
Industrials 0.4%		3,437,100
Machinery 0.4%
Stanley Black & Decker, Inc., 5.750% (C)	135,000	3,437,100
Real estate 2.3%		17,629,639
Equity real estate investment trusts 2.3%
Crown Castle International Corp., Series A, 6.875% (C)	2,000	2,134,454
Senior Housing Properties Trust, 5.625%	554,690	13,894,985
Ventas Realty LP, 5.450% (C)	63,000	1,600,200
Telecommunication services 3.0%		23,536,700
Diversified telecommunication services 0.5%
Qwest Corp., 6.125%	107,500	2,706,850
Verizon Communications, Inc., 5.900% (C)	60,000	1,600,200
Wireless telecommunication services 2.5%
Telephone & Data Systems, Inc., 5.875%	100,000	2,514,000
Telephone & Data Systems, Inc., 6.625%	285,000	7,447,050
Telephone & Data Systems, Inc., 6.875%	170,000	4,443,800
United States Cellular Corp., 6.950%	185,000	4,824,800
Utilities 30.9%		242,117,613
Electric utilities 22.8%
Duke Energy Corp., 5.125% (C)	192,458	4,905,754
Great Plains Energy, Inc., 7.000%	626,000	34,930,800
HECO Capital Trust III, 6.500%	181,000	4,899,670
Interstate Power & Light Company, 5.100%	1,340,000	34,585,400
NextEra Energy Capital Holdings, Inc., 5.125% (C)	185,000	4,689,750
NextEra Energy Capital Holdings, Inc., 5.700% (C)	320,000	8,160,000
NextEra Energy, Inc., 6.123% (C)	30,000	1,666,800
NSTAR Electric Company, 4.250%	13,347	1,297,328
NSTAR Electric Company, 4.780%	100,000	9,881,000
PPL Capital Funding, Inc., 5.900% (C)	1,450,320	37,345,740
SCE Trust II, 5.100% (B)(C)	1,208,500	30,744,240
The Southern Company, 6.250% (C)	155,000	4,212,900
Union Electric Company, 3.700%	12,262	1,192,480
Multi-utilities 8.1%
BGE Capital Trust II, 6.200%	690,000	18,071,100
Dominion Energy, Inc., 6.750% (C)	593,000	30,231,140
DTE Energy Company, 5.250% (C)	235,000	6,018,350
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	352,044	9,285,161
Common stocks 48.6% (32.7% of Total investments)		$381,312,251
(Cost $251,514,050)
Energy 6.9%		54,594,575
Oil, gas and consumable fuels 6.9%
BP PLC, ADR (B)(C)	715,950	25,158,483

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND 3

			Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Chevron Corp.			67,000	$7,315,730
Enbridge, Inc.			101,200	4,195,752
ONEOK, Inc. (B)(C)			115,000	6,505,550
Royal Dutch Shell PLC, ADR, Class A (B)(C)			202,000	11,419,060
Telecommunication services 5.1%				39,821,600
Diversified telecommunication services 4.4%
AT&T, Inc.			550,000	21,450,000
Verizon Communications, Inc.			260,000	12,584,000
Wireless telecommunication services 0.7%
Vodafone Group PLC, ADR (B)(C)			195,000	5,787,600
Utilities 36.6%				286,896,076
Electric utilities 19.9%
Alliant Energy Corp.			800,000	32,424,000
American Electric Power Company, Inc. (B)(C)			200,000	14,108,000
Avangrid, Inc. (B)(C)			381,500	17,327,730
Duke Energy Corp.			285,000	24,259,200
Entergy Corp.			60,000	4,603,200
Eversource Energy (B)(C)			380,000	23,100,200
OGE Energy Corp.			400,000	14,344,000
Pinnacle West Capital Corp.			50,000	4,336,500
PPL Corp. (B)(C)			150,000	5,749,500
The Southern Company			100,000	4,793,000
Xcel Energy, Inc.			240,000	11,354,400
Gas utilities 0.4%
ONE Gas, Inc.			42,500	3,093,150
Multi-utilities 16.3%
Black Hills Corp. (B)(C)			200,000	13,932,000
CenterPoint Energy, Inc.			1,025,000	28,894,750
Dominion Energy, Inc. (B)(C)			240,000	18,523,200
DTE Energy Company			250,000	26,765,000
National Grid PLC, ADR (B)(C)			238,333	14,898,196
NiSource, Inc.			440,000	11,466,400
Vectren Corp.			215,000	12,923,650
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.7% (1.1% of Total investments)				$13,335,000
(Cost $13,335,000)
U.S. Government Agency 1.5%				11,994,000
Federal Agricultural Mortgage Corp. Discount Note	0.800	08-01-17	2,399,000	2,399,000
Federal Home Loan Bank Discount Note	0.617	08-01-17	9,595,000	9,595,000
			Par value^	Value
Repurchase agreement 0.2%				1,341,000
Repurchase Agreement with State Street Corp. dated 7-31-17 at 0.340% to be repurchased at $1,341,013 on 8-1-17, collateralized by $1,355,000
U.S. Treasury Notes, 2.125% due 2-29-24 (valued at $1,372,375, including
interest)			1,341,000	1,341,000
Total investments (Cost $1,002,122,226)† 148.6%				$1,165,768,195
Other assets and liabilities, net (48.6%)				(381,149,468)
Total net assets 100.0%				$784,618,727

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND 4

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	A portion of this security is on loan as of 7-31-17, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-17 was $638,688,944. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $123,574,549.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $1,003,248,418. Net unrealized appreciation aggregated to $162,519,777, of which $180,014,014 related to appreciated investment securities and $17,494,237 related to depreciated investment securities.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND 5

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	860	Short	Sep 2017	$(108,149,904)	$(108,265,938)	$(116,034)
						$(116,034)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

OTC is an abbreviation for over-the-counter. See Notes to Fund’s investments regarding investment transactions and other derivatives information.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREMIUM DIVIDEND FUND 6

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at Date	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Preferred securities
Consumer staples	$20,715,094	—	$20,715,094	—
Energy	45,730,910	$45,730,910	—	—
Financials	387,206,290	387,206,290	—	—
Health care	30,747,598	30,747,598	—	—
Industrials	3,437,100	3,437,100	—	—
Real estate	17,629,639	17,629,639	—	—
Telecommunication services	23,536,700	21,936,500	1,600,200	—
Utilities	242,117,613	231,639,972	10,477,641	—
Common stocks	381,312,251	381,312,251	—	—
Short-term investments	13,335,000	—	13,335,000	—
Total investments in securities	$1,165,768,195	$1,119,640,260	$46,127,935	—
Other financial instruments:
Futures	$(116,034)	$(116,034)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing

       7

organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended July 31, 2017, the fund used futures contracts to hedge against anticipated interest rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P2Q3	07/17
This report is for the information of the shareholders of John Hancock Premium Dividend Fund.		9/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)     There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Premium Dividend Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 13, 2017